Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042    HV-6775 - PremierSolutions Cornerstone (Series II)
_____________________________
Supplement dated February 20, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 20, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds Capital World Growth and Income FundSM -Class R3	Franklin U.S. Government Securities Fund - Class A1
American Funds The New Economy Fund® - Class R3	Janus Henderson Forty Fund - Class S
Calvert Income Fund - Class A	Janus Henderson Overseas Fund - Class S
DWS Capital Growth Fund - Class A	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4
Federated Hermes Global Allocation Fund - Class A	MFS® Total Return Fund - Class R3
Franklin High Income Fund - Class A1	Pioneer Strategic Income Fund - Class A
Franklin Income Fund - Class A1	Timothy Plan Large/Mid-Cap Value Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-17.55%	3.93%	7.25%
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-29.88%	4.60%	10.17%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	-15.57%	0.61%	1.78%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	-31.10%	9.24%	12.70%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: Federated Investment Management Company	1.15%	-15.42%	2.17%	4.68%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-9.00%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	-5.05%	4.78%	5.73%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.75%	-10.32%	-0.80%	0.09%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	-33.73%	9.48%	12.72%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	-8.84%	5.20%	3.72%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.36%	4.76%	6.72%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	-9.66%	5.05%	7.19%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	-13.12%	0.59%	2.01%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	-11.77%	7.91%	10.35%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-93-HV6775